Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated equity (deficit)	Total
Balance at Dec. 31, 2021			$ 113,076	$ (2,055)	$ (110,039)	$ 982
Balance (in Shares) at Dec. 31, 2021	739,048,544
Issuance of shares, net of issuance costs of $129			1,154			1,154
Issuance of shares, net of issuance costs of $129 (in Shares)	168,104,520
Exercise of warrants, net of issuance costs of $263			250			250
Exercise of warrants, net of issuance costs of $263 (in Shares)	75,060,000
Share-based compensation			1,602			1,602
Share-based compensation (in Shares)	7,077,720
Other comprehensive income				48		48
Net Income (loss)					(5,796)	(5,796)
Balance at Dec. 31, 2022			116,082	(2,007)	(115,835)	(1,760)
Balance (in Shares) at Dec. 31, 2022	989,290,784
Exercise of warrants, net of issuance costs of $263			801			801
Exercise of warrants, net of issuance costs of $263 (in Shares)	584,015,200
Vested RSU’s
Vested RSU’s (in Shares)	8,108,400
Issuance and exercise of warrants			1,086			1,086
Issuance and exercise of warrants (in Shares)	160,000,000
Reclassification of warrants liability to equity			398			398
Share-based compensation			869			869
Shares issued for services			270			270
Shares issued for services (in Shares)	115,755,600
Other comprehensive income				267		267
Net Income (loss)					(6,500)	(6,500)
Balance at Dec. 31, 2023			119,506	(1,740)	(122,335)	(4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984
Exercise of warrants, net of issuance costs of $263			1,441			$ 1,441
Exercise of warrants, net of issuance costs of $263 (in Shares)	1,042,620,000					1,262,800
Exercise of prefunded warrant (in Shares)	448,620,800
Loan conversion into preferred shares		$ 5,627				$ 5,627
Loan conversion into preferred shares (in Shares)		1,000
Vested RSU’s
Vested RSU’s (in Shares)	63,572,800
Share-based compensation			682			682
Issuance of prefunded warrants			2,000			2,000
Net Income (loss)					4,796	4,796
Balance at Dec. 31, 2024		$ 5,627	$ 123,629	$ (1,740)	$ (117,539)	$ 9,977
Balance (in Shares) at Dec. 31, 2024	3,411,983,584	1,000